INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of inventories [text block] [Abstract]
Schedule of composition of inventories [Text Block]]
	As of	As of
	December 31,	December 31,
	2019	2018
	ThUS$	ThUS$

Technical stock	315,286	233,276
Non-technical stock	38,946	46,068
Total	354,232	279,344

Schedule of inventory average cost, net of provision for obsolescence [Text Block]]
	As of	As of
	December 31,	December 31,
	2019	2018
	ThUS$	ThUS$

Provision for obsolescence Technical stock	21,193	20,500
Provision for obsolescenceNon-technical stock	11,610	4,621
Total	32,803	25,121